Note 4 - Loans and Related Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Number of Days Past Due	90 days
Financing Receivable, Modifications, Recorded Investment	$ 2,900,000	$ 5,500,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	207,000	439,000	756,000
Loans and Leases Receivable, Net Amount	463,738,000	428,679,000
Loans and Leases Receivable, Allowance	6,846,000	7,046,000	7,779,000	6,819,000
Real Estate Construction [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Net Amount	900,000	600,000
Loans and Leases Receivable, Allowance	868,000	576,000	1,123,000	438,000
Commercial Real Estate Mortgage [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Allowance	1,576,000	2,170,000	1,991,000	1,306,000
Loans Receivable, Paid Off During Period, Allowance Recorded	500,000
Threshold for Loans Evaluated for Impairment [Member] | Outside Consultant [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Gross, Commercial	250,000
Threshold for Loans Evaluated for Impairment [Member] | Criticized Relationships [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Gross	125,000
Threshold for Loans Evaluated for Impairment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Notes, Loans and Financing Receivable, Gross, Current	150,000
Loans and Leases Receivable, Gross, Commercial	$ 1,000,000